Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	May 31, 2013	May 31, 2012
Allowance for doubtful receivables	$ 33.5	$ 36.5
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	740,000,000	740,000,000
Common stock, shares issued	552,359,416	552,308,376
Common stock, shares outstanding	552,359,416	552,308,376
Biomet, Inc. [Member]
Allowance for doubtful receivables	$ 33.5	$ 36.5
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000